Performance Management - ERShares Private-Public Crossover ETF	Mar. 04, 2026
Prospectus [Line Items]
Performance Narrative [Text Block]	For more information, please contact a Fund customer service representative toll free at (877) 271-8811.
Performance Availability Phone [Text]	(877) 271-8811